Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
3. Goodwill and Intangible Assets

At December 31, 2011 and 2010, goodwill is the only intangible asset that is not subject to amortization. The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2011 and 2010:

	Weighted	2011		2010
(in thousands except	Average
weighted average	Amortization		Accumulated		Accumulated
amortization years)	Years	Cost	Amortization	Cost	Amortization
Technological know-how	20.0	$8,776	$(4,622)	$8,840	$(4,242)
Customer relationships	20.0	7,838	(3,399)	7,222	(3,078)
Patents, trademarks, non-compete agreements and other	17.6	9,279	(5,212)	9,438	(4,961)
Total finite-lived intangibles	19.2	$25,893	$(13,233)	$25,500	$(12,281)

Amortization of intangible assets was $1.3 million in 2011, 2010 and 2009. Estimated amortization expense each year for the five years subsequent to December 31, 2011, is $1.4 million in each year from 2012 through 2016.

The changes in goodwill for the years ended December 31, 2011 and 2010, by reportable business segment, were as follows:

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated
Balance as of December 31, 2009	$139,091	$313,253	$3,651	$455,995
Currency translation impact	(2,699)	(8,638)	457	(10,880)
Balance as of December 31, 2010	136,392	$304,615	4,108	445,115
Goodwill of acquired business	-	7,962	-	7,962
Currency translation impact	(3,700)	(5,198)	186	(8,712)
Balance as of December 31, 2011	$132,692	$307,379	$4,294	$444,365